FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed assets
Accumulated depreciation	$ 1,076	$ 809
Fixed assets	502	572
Cost
Fixed assets
Fixed assets	1,578	1,381
Office furniture and equipment (including computers)
Fixed assets
Accumulated depreciation	933	677
Fixed assets	266	347
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	1,199	1,024
Leasehold improvements
Fixed assets
Accumulated depreciation	143	132
Fixed assets	236	225
Leasehold improvements | Cost
Fixed assets
Fixed assets	$ 379	$ 357